Earnings (Loss) Per Share - Summary of the Computation of Loss Per Share of Class A and Class X Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (32,666)	$ (25,748)	$ (29,188)	$ (33,859)	$ (41,867)	$ (73,533)	$ (87,602)	$ (149,259)	$ (194,192)	$ (228,382)	$ (21,432)
Denominator:
Weighted-average common shares outstanding, basic	6,178,622			6,158,987			6,215,874	6,143,563	6,149,784	5,507,175	4,790,802
Weighted-average common shares outstanding, diluted	6,178,622			6,158,987			6,215,874	6,143,563	6,149,784	5,507,175	4,790,802
Net loss per common share, basic	$ (5.29)			$ (5.5)			$ (14.09)	$ (24.3)	$ (31.58)	$ (41.47)	$ (4.47)
Net loss per common share, diluted	$ (5.29)			$ (5.5)			$ (14.09)	$ (24.3)	$ (31.58)	$ (41.47)	$ (4.47)